                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/2006

Check here if Amendment [ ]; Amendment Number:
                                               -----
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Johnson Illington Advisors LLC
Address:   677 Broadway
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
Title:   Chief Compliance Officer
Phone:   518-641-6858


Signature, Place, and Date of Signing:


Dianne McKnight                    Albany  NY                    2/07/2007
--------------------------------   ---------------------------   ---------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-11456               ----------------------------------------------------

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           55

Form 13F Information Table Value Total:      128,693
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     01    28-
               ----------------   ------------------------------
     02    28-
               ----------------   ------------------------------
     03    28-
               ----------------   ------------------------------

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Johnson Illington Advisors LLC
PORTFOLIO APPRAISAL
Johnson Illington Advisors
31-Dec-06

COLUMN 1                       COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF                VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP       [x$1000]    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
AETNA U S HEALTHCAR             COMMON  00817Y108 $  2,849,232.30  65,985  43.18 aet  Sole                Partial
ALLTEL CORP                     COMMON   20039103 $  1,669,248.00  27,600  60.48 at   Sole                Partial
AMERICAN EXPRESS CO             COMMON   25816109 $  3,122,320.88  51,464  60.67 axp  Sole                Partial
AMERICAN INTL GROUP             COMMON   26874107 $  1,853,700.88  25,868  71.66 aig  Sole                Partial
BANK OF AMERICA                 COMMON   60505104 $  2,828,708.98  52,982  53.39 bac  Sole                Partial
BARD, C R INC                   COMMON   67383109 $  3,700,876.85  44,605  82.97 bcr  Sole                Partial
CAPITAL ONE FINL CO             COMMON  14040H105 $  2,308,825.10  30,055  76.82 cof  Sole                Partial
CISCO SYS INC                   COMMON  17275R102 $  2,596,076.70  94,990  27.33 csco Sole                Partial
CITIGROUP INC.                  COMMON  172967101 $  4,734,054.40  84,992   55.7 c    Sole                Partial
CLOROX CO                       COMMON  189054109 $  2,580,562.05  40,227  64.15 clx  Sole                Partial
COLGATE PALMOLIVE C             COMMON  194162103 $  4,183,384.52  64,123  65.24 cl   Sole                Partial
CONOCOPHILLIPS COM              COMMON  20825C104 $  2,795,041.65  38,847  71.95 cop  Sole                Partial
DELL INC                        COMMON  24702R101 $  1,253,496.40  49,960  25.09 dell Sole                Partial
DUKE ENERGY CORP                COMMON  26441C105 $  3,475,127.61  04,641  33.21 duk  Sole                Partial
EXXON CORPORATION               COMMON  30231G102 $  4,658,414.33  60,791  76.63 xom  Sole                Partial
FRANKLIN RES INC CO             COMMON  354613101 $  3,705,237.44  33,632 110.17 ben  Sole                Partial
GENERAL DYNAMICS CO             COMMON  369550108 $  2,982,922.00  40,120  74.35 gd   Sole                Partial
GENERAL ELEC CO                 COMMON  369604103 $  3,179,036.35  85,435  37.21 ge   Sole                Partial
HARTFORD FINL SVCS              COMMON  416515104 $  2,963,525.60  31,760  93.31 hig  Sole                Partial
I Shares MSCI EAFE Fd             ETF   464287465 $  4,945,059.14   67537  73.22 efa  Sole                Partial
I Shares TR 1-3 YR Treas Index    ETF   464287457 $    144,887.52    1812  79.96 shy  Sole                Partial
INTEL CORP                      COMMON  458140100 $  1,335,730.50  65,962  20.25 intc Sole                Partial
INTERNATIONAL BUSIN             COMMON  459200101 $  3,346,137.45  34,443  97.15 ibm  Sole                Partial
IShares 7-10 Yr Treas             ETF   464287440 $     73,124.28     887  82.44 ief  Sole                Partial
IShares GS Corp Bond Fund         ETF   464287242 $  6,018,672.24   56418 106.68 lqd  Sole                Partial
IShares Lehman AGG FD             ETF   464287226 $    172,481.00    1730   99.7 agg  Sole                Partial
ISHARES TR RSSLL 20               ETF   464287655 $  3,730,068.09  47,803  78.03 iwm  Sole                Partial
LINCARE HLDGS INC C             COMMON  532791100 $  1,232,450.40  30,935  39.84 lncr Sole                Partial
MCGRAW-HILL COMPANI             COMMON  580645109 $  3,258,498.10  47,905  68.02 mhp  Sole                Partial
MEDTRONIC INC                   COMMON  585055106 $  3,382,688.16  63,216  53.51 mdt  Sole                Partial
MICROSOFT CORP                  COMMON  594918104 $  2,134,064.34  71,469  29.86 msft Sole                Partial
PEPSICO INC                     COMMON  713448108 $  4,183,218.90  66,878  62.55 pep  Sole                Partial
PITNEY BOWES INC                COMMON  724479100 $  2,279,522.69  49,351  46.19 pbi  Sole                Partial
S&P 500 Growth Index              ETF   464287309 $    328,105.68    5054  64.92 ivw  Sole                Partial
SPDR TR UNIT SER 1                ETF   78462F103 $  7,456,434.62  52,651 141.62 spy  Sole                Partial
S&P 500 Value Index               ETF   464287408 $    572,138.49    7441  76.89 ive  Sole                Partial
SECTOR SPDR TR SHS                ETF   81369Y100 $  2,278,140.45  65,445  34.81 xlb  Sole                Partial
S&P Consumer Staples SPDR         ETF   81369y308 $     51,064.60    1955  26.12 xlp  Sole                Partial
S&P Healthcare Sector SPDR        ETF   81369y209 $     62,961.20    1880  33.49 xlv  Sole                Partial
S&P MIDCAP 400 Growth Index       ETF   464287606 $     19,688.37     247  79.71 ijk  Sole                Partial
S&P MIDCAP 400 Value Index        ETF   464287705 $     36,371.16     459  79.24 ijj  Sole                Partial
S&P Midcap SPDR                   ETF   595635103 $  6,872,303.30   46958 146.35 mdy  Sole                Partial
S&P SMALL CAP 600 Growth Index    ETF   464287887 $      8,829.24      69 127.96 ijt  Sole                Partial

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
S&P Small Cap 600 Index           ETF   464287804 $     81,167.70    1230  65.99 ijr  Sole                Partial
S&P SMALL CAP 600 Value Index     ETF   464287879 $     19,287.04     256  75.34 ijs  Sole                Partial
Sector SPDR Consumer Discretio    ETF   81369Y407 $     61,951.40    1615  38.36 xly  Sole                Partial
Sector SPDR Energy                ETF   81369y506 $    136,607.90    2330  58.63 xle  Sole                Partial
Sector SPDR Financial             ETF   81369Y605 $    293,552.60    7990  36.74 xlf  Sole                Partial
Sector SPDR Industrial            ETF             $    139,339.80    3980  35.01 xli  Sole                Partial
SECTOR SPDR TR SH B               ETF   81369Y886 $  3,288,239.28  89,549  36.72 xlu  Sole                Partial
STAPLES INC                     COMMON  855030102 $  2,412,959.10  90,373   26.7 spls Sole                Partial
SUNOCO INC                      COMMON  86764P109 $  3,078,027.24  49,359  62.36 sun  Sole                Partial
TARGET CORP                     COMMON  87612E106 $  2,334,200.75  40,915  57.05 tgt  Sole                Partial
UNITED TECHNOLOGIES             COMMON  913017109 $  5,097,630.72  81,536  62.52 utx  Sole                Partial
WINDSTREAM CORP COM             COMMON  97381W104 $    388,262.88  27,304  14.22 win  Sole                Partial
TOTAL                                             $128,693,658.37